                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated March 31, 2006
        to the Statement of Additional Information dated October 31, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
  "NAME, YEAR OF BIRTH      AND/OR                                                       TRUSTEESHIP(S)
  AND POSITION(S) HELD     OFFICER                                                           HELD BY
     WITH THE TRUST         SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and
Vice President                       Vice President of the AIM Family of Funds                 N/A

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc. and the AIM Family
                                     of Funds; Vice President and Chief Compliance
                                     Officer, A I M Capital Management, Inc. and A I M
                                     Distributors, Inc.; Vice President, AIM
                                     Investment Services, Inc. and Fund Management
                                     Company; and Senior Vice President and Compliance
                                     Director, Delaware Investments Family of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President, A I M
                                     Distributors, Inc.; Vice President, A I M Capital
                                     Management, Inc. and AIM Investment Services,
                                     Inc.; Senior Vice President and Secretary of the
                                     AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group             N/A
Chief Compliance Officer             Inc.; Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President, A I
                                     M Distributors, Inc., AIM Investment Services,
                                     Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and Secretary                        Advisors, Inc.; Director and Vice President,
                                     INVESCO Distributors, Inc.; Vice President, A I M
                                     Capital Management, Inc., AIM Investment
                                     Services, Inc., and Fund Management Company;
                                     Senior Vice President, A I M Distributors, Inc.;
                                     and Senior Vice President, Chief Legal Officer
                                     and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center); Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 29, 2005 as supplemented February 24, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
 "NAME, YEAR OF BIRTH       AND/OR                                                       TRUSTEESHIP(S)
 AND POSITION(S) HELD      OFFICER                                                           HELD BY
     WITH THE TRUST         SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc. and the AIM Family
                                     of Funds; Vice President and Chief Compliance
                                     Officer, A I M Capital Management, Inc. and A I M
                                     Distributors, Inc.; Vice President, AIM
                                     Investment Services, Inc. and Fund Management
                                     Company; and Senior Vice President and Compliance
                                     Director, Delaware Investments Family of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President, A I M
                                     Distributors, Inc.; Vice President, A I M Capital
                                     Management, Inc. and AIM Investment Services,
                                     Inc.; Senior Vice President and Secretary of the
                                     AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* -          2006    Senior Vice President, A I M Management Group             N/A
1958                                 Inc.; Senior Vice President and Chief Compliance
Chief Compliance                     Officer, A I M Advisors, Inc.; Chief Compliance
Officer                              Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and Secretary                        Advisors, Inc.; Director and Vice President,
                                     INVESCO Distributors, Inc.; Vice President, A I M
                                     Capital Management, Inc., AIM Investment
                                     Services, Inc., and Fund Management Company;
                                     Senior Vice President, A I M Distributors, Inc.;
                                     and Senior Vice President, Chief Legal Officer
                                     and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center); Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."